LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET (Details 3) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Unsecured residual values	$ 59,398	$ 56,451
Automobile [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Unsecured residual values	22,680	26,841
Technology [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Unsecured residual values	25,229	20,921
Machinery [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Unsecured residual values	11,300	8,627
Furniture and fixtures [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Unsecured residual values	$ 189	$ 62